Consolidated Balance Sheets (Parenthetical) - $ / shares	Aug. 31, 2019	Aug. 31, 2018
Stockholders' deficit
Preferred stock, shares par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, shares par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	907,047	721,295
Treasury stock, shares	13,953	0